CORPORATE INCOME TAX - Deferred tax (Details) ₫ in Millions	Dec. 31, 2023 VND (₫)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 VND (₫)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 VND (₫)	Dec. 31, 2020 VND (₫)
Deferred tax assets
Unrecognised tax loss carried forward	₫ 5,063,200	$ 212,151,177	₫ 3,238,531		₫ 1,745,182
Deferred tax assets from lease back transaction	3,159,925	132,402,791	2,806,243
Written-off R&D expenses	2,135,639	89,484,581	877,778		118,549
Lease liabilities	1,063,152	44,546,719	904,451		384,044
Exceeding-deductible-cap interest expense carried forward	1,119,351	46,901,492	728,237		430,351
Start-up costs	794,479	33,289,156	704,720
Provision for net realizable value of inventory	446,205	18,696,262	192,142		11,281
Impairment of lease assets	44,663	1,871,407	122,954
Others	728,464	30,523,087	173,872		534,947
Total deferred tax assets	14,555,078	609,866,672	9,748,928		3,224,354
Less valuation allowance	(12,056,112)	(505,158,468)	(7,570,934)	$ (317,226,766)	(2,840,310)	₫ (1,721,902)
Total deferred tax assets, net amount	2,498,966	104,708,204	2,177,994		384,044
Deferred tax liabilities
Deferred tax liabilities from lease back transaction	(2,202,528)	(92,287,271)	(2,115,120)
Right-of-use assets	(1,063,152)	(44,546,719)	(904,451)		(384,044)
Others	(158,973)	(6,661,066)	(106,404)		(1,243)
Total deferred tax liabilities	(3,424,653)	(143,495,056)	(3,125,975)		(385,287)
Deferred tax liabilities, net	(925,687)	(38,786,852)	(947,981)		(1,243)
Reflected in the consolidated balance sheet as follows:
Deferred tax assets					50,219
Deferred tax liabilities	925,687	38,786,852	947,981		51,462
Deferred tax liabilities, net	₫ (925,687)	$ (38,786,852)	₫ (947,981)		₫ (1,243)